Annual Fund Operating Expenses	0 Months Ended
	May 01, 2012
(Columbia Acorn Fund A,C & I) | (Columbia Acorn Fund) | Class A Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.22%	[1]
Total annual Fund operating expenses	1.11%
(Columbia Acorn Fund A,C & I) | (Columbia Acorn Fund) | Class C Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.30%	[1]
Total annual Fund operating expenses	1.94%
(Columbia Acorn Fund A,C & I) | (Columbia Acorn Fund) | Class I Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[1]
Total annual Fund operating expenses	0.71%
(Columbia Acorn Fund B) | (Columbia Acorn Fund) | Class B Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.42%	[1]
Total annual Fund operating expenses	1.81%
(Columbia Acorn Fund Z) | (Columbia Acorn Fund) | Class Z Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.13%	[1]
Total annual Fund operating expenses	0.77%
(Columbia Acorn International A,C,I,R & R5) | (Columbia Acorn International) | Class A Shares
Operating Expenses:
Management fees	0.76%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.38%	[1]
Total annual Fund operating expenses	1.39%
Fee waivers and/or reimbursements	(0.04%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.35%
(Columbia Acorn International A,C,I,R & R5) | (Columbia Acorn International) | Class C Shares
Operating Expenses:
Management fees	0.76%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.40%	[1]
Total annual Fund operating expenses	2.16%
Fee waivers and/or reimbursements	(0.02%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.14%
(Columbia Acorn International A,C,I,R & R5) | (Columbia Acorn International) | Class I Shares
Operating Expenses:
Management fees	0.76%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.10%	[1]
Total annual Fund operating expenses	0.86%
Fee waivers and/or reimbursements	none
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.86%
(Columbia Acorn International A,C,I,R & R5) | (Columbia Acorn International) | Class R Shares
Operating Expenses:
Management fees	0.76%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.16%	[1]
Total annual Fund operating expenses	1.42%
Fee waivers and/or reimbursements	none
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.42%
(Columbia Acorn International A,C,I,R & R5) | (Columbia Acorn International) | Class R5 Shares
Operating Expenses:
Management fees	0.76%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.11%	[1]
Total annual Fund operating expenses	0.87%
Fee waivers and/or reimbursements	none
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.87%
(Columbia Acorn International B) | (Columbia Acorn International) | Class B Shares
Operating Expenses:
Management fees	0.76%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.60%	[1]
Total annual Fund operating expenses	2.11%
Fee waivers and/or reimbursements	(0.03%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.08%
(Columbia Acorn International Z) | (Columbia Acorn International) | Class Z Shares
Operating Expenses:
Management fees	0.76%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%	[1]
Total annual Fund operating expenses	0.98%
(Columbia Acorn USA A,C & I) | (Columbia Acorn USA) | Class A Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.22%	[1]
Total annual Fund operating expenses	1.33%
(Columbia Acorn USA A,C & I) | (Columbia Acorn USA) | Class C Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.32%	[1]
Total annual Fund operating expenses	2.18%
(Columbia Acorn USA A,C & I) | (Columbia Acorn USA) | Class I Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%	[1]
Total annual Fund operating expenses	0.95%
(Columbia Acorn USA B) | (Columbia Acorn USA) | Class B Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.49%	[1]
Total annual Fund operating expenses	2.10%
(Columbia Acorn USA Z) | (Columbia Acorn USA) | Class Z Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.19%	[1]
Total annual Fund operating expenses	1.05%
(Columbia Acorn Select A,C & I) | (Columbia Acorn Select) | Class A Shares
Operating Expenses:
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.28%	[1]
Total annual Fund operating expenses	1.35%
(Columbia Acorn Select A,C & I) | (Columbia Acorn Select) | Class C Shares
Operating Expenses:
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.35%	[1]
Total annual Fund operating expenses	2.17%
(Columbia Acorn Select A,C & I) | (Columbia Acorn Select) | Class I Shares
Operating Expenses:
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%	[1]
Total annual Fund operating expenses	0.91%
(Columbia Acorn Select B) | (Columbia Acorn Select) | Class B Shares
Operating Expenses:
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.48%	[1]
Total annual Fund operating expenses	2.05%
(Columbia Acorn Select Z) | (Columbia Acorn Select) | Class Z Shares
Operating Expenses:
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.18%	[1]
Total annual Fund operating expenses	1.00%
(Columbia Acorn International Select A,C & I) | (Columbia Acorn International Select) | Class A Shares
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.43%	[1]
Total annual Fund operating expenses	1.62%
(Columbia Acorn International Select A,C & I) | (Columbia Acorn International Select) | Class C Shares
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.50%	[1]
Total annual Fund operating expenses	2.44%
(Columbia Acorn International Select A,C & I) | (Columbia Acorn International Select) | Class I Shares
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.14%	[1]
Total annual Fund operating expenses	1.08%
(Columbia Acorn International Select B) | (Columbia Acorn International Select) | Class B Shares
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.63%	[1]
Total annual Fund operating expenses	2.32%
(Columbia Acorn International Select Z) | (Columbia Acorn International Select) | Class Z Shares
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.31%	[1]
Total annual Fund operating expenses	1.25%
(Columbia Thermostat Fund A&C) | (Columbia Thermostat Fund) | Class A Shares
Operating Expenses:
Management fees	0.10%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.46%	[1]
Acquired Fund Fees and Expenses	0.65%
Total annual Fund operating expenses	1.46%	[4]
Fee waivers and/or reimbursements	(0.31%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.15%
(Columbia Thermostat Fund A&C) | (Columbia Thermostat Fund) | Class C Shares
Operating Expenses:
Management fees	0.10%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.46%	[1]
Acquired Fund Fees and Expenses	0.65%
Total annual Fund operating expenses	2.21%	[4]
Fee waivers and/or reimbursements	(0.31%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.90%
(Columbia Thermostat Fund B) | (Columbia Thermostat Fund) | Class B Shares
Operating Expenses:
Management fees	0.10%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.52%	[1]
Acquired Fund Fees and Expenses	0.65%
Total annual Fund operating expenses	2.02%	[4]
Fee waivers and/or reimbursements	(0.37%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.65%
(Columbia Thermostat Fund Z) | (Columbia Thermostat Fund) | Class Z Shares
Operating Expenses:
Management fees	0.10%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.28%	[1]
Acquired Fund Fees and Expenses	0.65%
Total annual Fund operating expenses	1.03%	[4]
Fee waivers and/or reimbursements	(0.13%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.90%
(Columbia Acorn European Fund A,C & I) | (Columbia Acorn European Fund) | Class A Shares
Operating Expenses:
Management fees	1.19%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	18.29%	[1]
Total annual Fund operating expenses	19.73%
Fee waivers and/or reimbursements	(17.98%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.75%
(Columbia Acorn European Fund A,C & I) | (Columbia Acorn European Fund) | Class C Shares
Operating Expenses:
Management fees	1.19%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	19.93%	[1]
Total annual Fund operating expenses	22.12%
Fee waivers and/or reimbursements	(19.62%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.50%
(Columbia Acorn European Fund A,C & I) | (Columbia Acorn European Fund) | Class I Shares
Operating Expenses:
Management fees	1.19%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	17.78%	[1]
Total annual Fund operating expenses	18.97%
Fee waivers and/or reimbursements	(17.66%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.31%
(Columbia Acorn European Fund Z) | (Columbia Acorn European Fund) | Class Z Shares
Operating Expenses:
Management fees	1.19%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	17.83%	[1]
Total annual Fund operating expenses	19.02%
Fee waivers and/or reimbursements	(17.52%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.50%
(Columbia Acorn Emerging Markets Fund A,C & I) | (Columbia Acorn Emerging Markets Fund) | Class A Shares
Operating Expenses:
Management fees	1.25%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	12.72%	[1]
Total annual Fund operating expenses	14.22%	[8]
Fee waivers and/or reimbursements	(12.37%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.85%
(Columbia Acorn Emerging Markets Fund A,C & I) | (Columbia Acorn Emerging Markets Fund) | Class C Shares
Operating Expenses:
Management fees	1.25%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	13.09%	[1]
Total annual Fund operating expenses	15.34%	[8]
Fee waivers and/or reimbursements	(12.74%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.60%
(Columbia Acorn Emerging Markets Fund A,C & I) | (Columbia Acorn Emerging Markets Fund) | Class I Shares
Operating Expenses:
Management fees	1.25%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	12.05%	[1]
Total annual Fund operating expenses	13.30%	[8]
Fee waivers and/or reimbursements	(11.89%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.41%
(Columbia Acorn Emerging Markets Fund Z) | (Columbia Acorn Emerging Markets Fund) | Class Z Shares
Operating Expenses:
Management fees	1.25%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	12.10%	[1]
Total annual Fund operating expenses	13.35%	[8]
Fee waivers and/or reimbursements	(11.75%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.60%

[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Services Corp., the Fund's transfer agent, has contractually agreed, through August 14, 2013, to waive a portion of total annual Fund operating expenses attributable to transfer agency fees incurred by Class A shares and Class C shares. Pursuant to this agreement, total annual Fund operating expenses will be reduced by 0.04% for Class A shares and 0.02% for Class C shares.
[3]	Columbia Management Investment Services Corp., the Fund's transfer agent, has contractually agreed, through August 14, 2013, to waive a portion of total annual Fund operating expenses attributable to transfer agency fees incurred by Class B shares. Pursuant to this agreement, total annual Fund operating expenses will be reduced by 0.03% for Class B shares.
[4]	Total annual Fund operating expenses include the annualized average weighted fees and expenses of acquired funds (underlying Portfolio Funds). As a result, the amount shown is higher than the ratio of expenses to average net assets included in Financial Highlights, which reflects only those expenses paid directly by the Fund.
[5]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) do not exceed the annual rate of 0.25% of the Fund's average daily net assets, through April 30, 2013. The figure shown here is the amount of expected waivers and/or reimbursements. This fee and expense arrangement may only be modified or amended with approval from all parties to such arrangement, including the Fund and the Investment Manager.
[6]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that the ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) do not exceed the annual rates of 1.75%, 2.50% and 1.31% of the Fund's average daily net assets attributable to Class A, Class C and Class I shares, respectively, through April 30, 2013. The Investment Manager may recoup any fees waived and/or expenses reimbursed with respect to any share class of the Fund for a one-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) to exceed the annual rates set forth in this prospectus, or to exceed such annual rate as may be in place at the time of the recoupment, whichever is less. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Investment Manager.
[7]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that the ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) do not exceed the annual rate of 1.50% of the Fund's average daily net assets attributable to Class Z shares, through April 30, 2013. The Investment Manager may recoup any fees waived and/or expenses reimbursed with respect to any share class of the Fund for a one-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) to exceed the annual rates set forth in this prospectus, or to exceed such annual rate as may be in place at the time of the recoupment, whichever is less. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Investment Manager.
[8]	During its initial fiscal period, the Fund had acquired fund fees and expenses of 0.04% on an annualized basis. Based on assumptions as to the Fund's expected investments in other investment companies during the current fiscal year, acquired fund fees and expenses are expected to be less than 0.01%.
[9]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that the ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) do not exceed the annual rates of 1.85%, 2.60% and 1.41% of the Fund's average daily net assets attributable to Class A, Class C and Class I shares, respectively, through April 30, 2013. The Investment Manager may recoup any fees waived and/or expenses reimbursed with respect to any share class of the Fund for a one-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) to exceed the annual rates set forth in this prospectus, or to exceed such annual rate as may be in place at the time of the recoupment, whichever is less. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Investment Manager.
[10]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that the ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) do not exceed the annual rate of 1.60% of the Fund's average daily net assets attributable to Class Z shares, through April 30, 2013. The Investment Manager may recoup any fees waived and/or expenses reimbursed with respect to any share class of the Fund for a one-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) to exceed the annual rates set forth in this prospectus, or to exceed such annual rate as may be in place at the time of the recoupment, whichever is less. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Investment Manager.